PGIM Jennison U.S. Core Equity ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks
Aerospace & Defense 3.1%
Northrop Grumman Corp.	183	$103,153
RTX Corp.	494	88,752
Woodward, Inc.	51	17,852
		209,757
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	100	17,865
Automobiles 2.1%
General Motors Co.	694	57,769
Tesla, Inc.*	191	83,236
		141,005
Banks 8.2%
Bank of America Corp.	1,500	77,400
East West Bancorp, Inc.	269	32,963
JPMorgan Chase & Co.	258	77,222
M&T Bank Corp.	407	87,957
NU Holdings Ltd. (Brazil) (Class A Stock)*	2,911	38,222
PNC Financial Services Group, Inc. (The)	485	107,243
Truist Financial Corp.	2,173	104,760
Wintrust Financial Corp.	152	22,835
		548,602
Beverages 0.7%
PepsiCo, Inc.	343	49,457
Biotechnology 1.0%
AbbVie, Inc.	140	30,481
Amgen, Inc.	101	34,016
		64,497
Broadline Retail 4.2%
Amazon.com, Inc.*	1,039	281,195
Building Products 0.6%
Johnson Controls International PLC	321	43,033
Capital Markets 0.6%
Goldman Sachs Group, Inc. (The)	21	21,537
Houlihan Lokey, Inc.	107	15,157
		36,694
Chemicals 0.4%
DuPont de Nemours, Inc.	534	25,856
Communications Equipment 2.1%
Cisco Systems, Inc.	1,142	137,520
Construction & Engineering 0.3%
Comfort Systems USA, Inc.	12	21,939

PGIM Jennison U.S. Core Equity ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail 1.1%
Walmart, Inc.	651	$75,353
Containers & Packaging 0.3%
Crown Holdings, Inc.	180	17,114
Diversified Telecommunication Services 1.3%
AT&T, Inc.	1,943	48,186
Verizon Communications, Inc.	737	35,236
		83,422
Electric Utilities 0.6%
NextEra Energy, Inc.	439	38,197
Electrical Equipment 1.2%
AMETEK, Inc.	94	21,230
GE Vernova, Inc.	21	20,335
Rockwell Automation, Inc.	87	39,242
		80,807
Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.	141	25,543
Teledyne Technologies, Inc.*	25	15,496
		41,039
Energy Equipment & Services 0.5%
TechnipFMC PLC (United Kingdom)	466	31,884
Entertainment 2.0%
Netflix, Inc.*	614	52,817
Walt Disney Co. (The)	793	80,751
		133,568
Financial Services 1.9%
Mastercard, Inc. (Class A Stock)	29	14,325
Visa, Inc. (Class A Stock)	354	115,532
		129,857
Ground Transportation 1.4%
Uber Technologies, Inc.*	284	19,994
Union Pacific Corp.	290	76,165
		96,159
Health Care Equipment & Supplies 0.3%
Align Technology, Inc.*	102	17,845
Health Care Providers & Services 1.4%
Cencora, Inc.	87	23,434
Encompass Health Corp.	164	17,359
UnitedHealth Group, Inc.	144	54,765
		95,558

PGIM Jennison U.S. Core Equity ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 0.5%
Airbnb, Inc. (Class A Stock)*	120	$15,997
Domino’s Pizza, Inc.	50	15,529
		31,526
Household Durables 0.8%
Toll Brothers, Inc.	394	54,585
Independent Power & Renewable Electricity Producers 0.3%
Vistra Corp.	118	18,907
Industrial REITs 0.6%
Prologis, Inc.	286	41,032
Insurance 3.3%
Chubb Ltd.	229	71,386
Markel Group, Inc.*	13	23,603
Marsh & McLennan Cos., Inc.	258	41,272
MetLife, Inc.	622	51,433
RenaissanceRe Holdings Ltd. (Bermuda)	109	30,558
		218,252
Interactive Media & Services 8.6%
Alphabet, Inc. (Class A Stock)	1,132	430,545
Meta Platforms, Inc. (Class A Stock)	226	142,947
		573,492
IT Services 0.6%
International Business Machines Corp.	127	37,821
Machinery 2.1%
Nordson Corp.	113	32,468
Parker-Hannifin Corp.	125	105,579
		138,047
Marine Transportation 0.2%
Kirby Corp.*	107	15,043
Multi-Utilities 1.0%
CenterPoint Energy, Inc.	752	31,779
NiSource, Inc.	713	32,955
		64,734
Oil, Gas & Consumable Fuels 4.3%
Cheniere Energy, Inc.	362	81,399
EQT Corp.	321	17,633
Exxon Mobil Corp.	192	27,890
Shell PLC, ADR	1,054	88,662
Valero Energy Corp.	151	36,968
Williams Cos., Inc. (The)	516	36,837
		289,389
Pharmaceuticals 2.7%
Elanco Animal Health, Inc.*	806	19,223

PGIM Jennison U.S. Core Equity ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	106	$117,130
Merck & Co., Inc.	386	45,826
		182,179
Residential REITs 0.6%
Camden Property Trust	364	38,788
Semiconductors & Semiconductor Equipment 19.1%
Advanced Micro Devices, Inc.*	231	119,219
Analog Devices, Inc.	55	22,762
Applied Materials, Inc.	104	46,806
Broadcom, Inc.	663	296,209
Intel Corp.*	166	19,037
Lam Research Corp.	469	149,226
Micron Technology, Inc.	152	147,592
NVIDIA Corp.	2,237	472,320
		1,273,171
Software 5.7%
AppLovin Corp. (Class A Stock)*	104	63,761
Microsoft Corp.	707	318,320
		382,081
Specialized REITs 0.6%
Gaming & Leisure Properties, Inc.	779	36,590
Specialty Retail 2.5%
Five Below, Inc.*	139	31,603
Lowe’s Cos., Inc.	144	30,868
Ross Stores, Inc.	104	24,100
TJX Cos., Inc. (The)	529	81,863
		168,434
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	1,377	429,707
Dell Technologies, Inc. (Class C Stock)	300	126,273
		555,980
Textiles, Apparel & Luxury Goods 0.8%
Ralph Lauren Corp.	153	55,677

Total Long-Term Investments (cost $6,459,937)		6,593,951

Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $81,306)(wb)	81,306	81,306

TOTAL INVESTMENTS 100.0% (cost $6,541,243)		6,675,257
Liabilities in excess of other assets (0.0)%		(2,377)

Net Assets 100.0%		$6,672,880

PGIM Jennison U.S. Core Equity ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).